Segment and Geographical Information - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,060	$ 5,600
Revenue not from contract with customer	147	46
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,060	$ 5,600
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 388	$ 346
Revenues (as a percent)	5.00%	6.00%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,649	$ 3,720
Revenues (as a percent)	66.00%	67.00%
Geographic Concentration Risk | Sales Revenue, Net | EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,255	$ 917
Revenues (as a percent)	18.00%	16.00%
Geographic Concentration Risk | Sales Revenue, Net | APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 699	$ 553
Revenues (as a percent)	10.00%	10.00%
Geographic Concentration Risk | Sales Revenue, Net | Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 69	$ 64
Revenues (as a percent)	1.00%	1.00%